Document and Entity Information	Aug. 08, 2022
Cover [Abstract]
Security 12b Title	Common Stock $0.01 par value per share (1)
Amendment Flag	false
Entity Central Index Key	0000883902
Document Type	8-K
Document Period End Date	Aug. 08, 2022
Entity Registrant Name	Cornerstone Building Brands, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-14315
Entity Tax Identification Number	76-0127701
Entity Address, Address Line One	5020 Weston Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Cary
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27513
City Area Code	(866)
Local Phone Number	419-0042
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Trading Symbol	CNR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false